Exhibit 99.1

Navient Student Loan Trust 2015-2

Monthly Servicing Report

Distribution Date 03/25/2025

Collection Period 02/01/2025 - 02/28/2025

Navient Funding, LLC - Depositor

Navient Solutions - Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2025 - 02/28/2025, Distribution Date 03/25/2025

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/23/2015	01/31/2025	02/28/2025
	Principal Balance	$956,903,546.95	$248,108,895.21	$247,286,523.35
	Interest to be Capitalized Balance	10,666,273.62	2,529,156.70	2,604,807.29
	Pool Balance	$967,569,820.57	$250,638,051.91	$249,891,330.64
	Specified Reserve Account Balance	5,000,196.00	- N/A -	- N/A -
	Adjusted Pool (1)	$972,570,016.57	$250,638,051.91	$249,891,330.64
	Weighted Average Coupon (WAC)	5.50%	7.20%	7.20%
	Number of Loans	225,496	42,018	41,681
	Aggregate Outstanding Principal Balance - Tbill		$5,850,615.21	$5,849,701.18
	Aggregate Outstanding Principal Balance - SOFR		$244,787,436.70	$244,041,629.46
	Pool Factor		0.250628233	0.249881541
	Since Issued Constant Prepayment Rate		(19.73)%	(20.98)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	02/25/2025	03/25/2025
	A3	63939GAC2	$220,631,671.39	$219,892,417.33
	B	63939GAD0	$27,500,000.00	$27,500,000.00

C	Account Balances	02/25/2025	03/25/2025
	Reserve Account Balance	$1,000,039.00	$1,000,039.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$114,988.70	$57,023.27
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	02/25/2025	03/25/2025
	Adjusted Pool Balance + Supplemental Loan Purchase	$250,638,051.91	$249,891,330.64
	Total Notes	$248,131,671.39	$247,392,417.33
	Difference	$2,506,380.52	$2,498,913.31
	Parity Ratio	1.01010	1.01010

Page 2 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2025 - 02/28/2025, Distribution Date 03/25/2025

II.	Trust Activity 02/01/2025 through 02/28/2025

A	Student Loan Principal Receipts
	Borrower Principal	544,259.25
	Guarantor Principal	434,729.64
	Consolidation Activity Principal	769,285.79
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	(57.78)
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$1,748,216.90
B	Student Loan Interest Receipts
	Borrower Interest	300,147.14
	Guarantor Interest	24,802.00
	Consolidation Activity Interest	22,867.22
	Special Allowance Payments	227,282.00
	Interest Subsidy Payments	162,018.62
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	11,431.80
	Total Interest Receipts	$748,548.78
C	Reserves in Excess of Requirement	-
D	Investment Income	$11,824.23
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$114,988.70
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(80,067.15)
	Funds Allocated to the Floor Income Rebate Account	$(57,023.27)
M	AVAILABLE FUNDS	$2,486,488.19
N	Non-Cash Principal Activity During Collection Period	$(925,845.04)
O	Non-Reimbursable Losses During Collection Period	$7,475.06
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2025 - 02/28/2025, Distribution Date 03/25/2025

III.	2015-2 Portfolio Characteristics

		02/28/2025				01/31/2025
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.94%	15	$43,561.40	0.018%	6.84%	25	$119,665.87	0.048%
	GRACE	6.87%	18	$107,361.47	0.043%	7.08%	8	$31,257.00	0.013%
	DEFERMENT	6.93%	2,490	$14,024,249.38	5.671%	6.90%	2,387	$13,118,885.73	5.288%

REPAYMENT:	CURRENT	7.20%	25,498	$139,520,667.41	56.421%	7.21%	26,422	$146,492,694.15	59.044%
	31-60 DAYS DELINQUENT	7.23%	2,395	$16,726,454.95	6.764%	7.23%	1,722	$11,086,750.91	4.469%
	61-90 DAYS DELINQUENT	7.25%	1,219	$8,288,422.28	3.352%	7.22%	1,433	$9,216,934.84	3.715%
	91-120 DAYS DELINQUENT	7.20%	1,077	$7,039,359.60	2.847%	7.32%	1,201	$8,783,851.51	3.540%
	> 120 DAYS DELINQUENT	7.20%	2,985	$19,618,587.00	7.934%	7.17%	2,883	$18,350,368.06	7.396%

	FORBEARANCE	7.28%	5,632	$39,872,912.34	16.124%	7.26%	5,691	$39,333,118.53	15.853%
	CLAIMS IN PROCESS	7.20%	352	$2,044,947.52	0.827%	7.14%	246	$1,575,368.61	0.635%

TOTAL			41,681	$247,286,523.35	100.00%		42,018	$248,108,895.21	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2025 - 02/28/2025, Distribution Date 03/25/2025

IV.	2015-2 Portfolio Characteristics (cont’d)

	02/28/2025	01/31/2025
Pool Balance	$249,891,330.64	$250,638,051.91
Outstanding Borrower Accrued Interest	$11,570,306.38	$11,540,316.90
Borrower Accrued Interest to be Capitalized	$2,604,807.29	$2,529,156.70
Borrower Accrued Interest >30 Days Delinquent	$1,848,220.91	$1,779,333.83
Total # Loans	41,681	42,018
Total # Borrowers	15,017	15,159
Weighted Average Coupon	7.20%	7.20%
Weighted Average Remaining Term	190.61	190.01
Non-Reimbursable Losses	$7,475.06	$10,686.91
Cumulative Non-Reimbursable Losses	$4,962,581.84	$4,955,106.78
Since Issued Constant Prepayment Rate (CPR)	-20.98%	-19.73%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$382,303.42	$382,303.42
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$934,434.30	$1,050,660.54
Borrower Interest Accrued	$1,314,157.77	$1,460,649.89
Interest Subsidy Payments Accrued	$44,242.01	$48,193.51
Special Allowance Payments Accrued	$40,043.06	$50,649.96

Page 5 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2025 - 02/28/2025, Distribution Date 03/25/2025

V.	2015-2 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL(1)- Subsidized	7.08%	22,736	97,124,526.54	39.276%
	- GSL - Unsubsidized	7.06%	18,074	127,540,548.80	51.576%
	- PLUS(2) Loans	8.50%	845	22,492,055.09	9.096%
	- SLS (3) Loans	8.27%	26	129,392.92	0.052%
	- Consolidation Loans	0.00%	0	-	0.000%

	Total	7.20%	41,681	$247,286,523.35	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	7.22%	34,169	217,125,663.65	87.803%
	- Two Year	7.08%	6,220	25,345,436.97	10.249%
	- Technical	7.28%	1,274	4,775,639.25	1.931%
	- Other	7.52%	18	39,783.48	0.016%

	Total	7.20%	41,681	$247,286,523.35	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2025 - 02/28/2025, Distribution Date 03/25/2025

VI.	2015-2 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$2,486,488.19
A	Trustee Fees	$4,000.00	$2,482,488.19
B	Primary Servicing Fee	$69,559.75	$2,412,928.44
C	Administration Fee	$6,667.00	$2,406,261.44
D	Class A Noteholders’ Interest Distribution Amount	$864,273.83	$1,541,987.61
E	Class B Noteholders’ Interest Distribution Amount	$127,616.59	$1,414,371.02
F	Reserve Account Reinstatement	-	$1,414,371.02
G	Class A Noteholders’ Principal Distribution Amount	$739,254.06	$675,116.96
H	Class B Noteholders’ Principal Distribution Amount	-	$675,116.96
I	Unpaid Expenses of The Trustees	-	$675,116.96
J	Carryover Servicing Fee	-	$675,116.96
K	Remaining Amounts to the Noteholders after the first auction date	-	$675,116.96
L	Excess Distribution Certificateholder	$675,116.96	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$247,286,523.35
B	Interest to be Capitalized	$2,604,807.29
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,000,039.00
E	Less: Specified Reserve Account Balance	$(1,000,039.00)
F	Total	$249,891,330.64
G	Class A Notes Outstanding (after application of available funds)	$219,892,417.33
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2025 - 02/28/2025, Distribution Date 03/25/2025

VII.	2015-2 Distributions

Distribution Amounts

	A3	B
Cusip/Isin	63939GAC2	63939GAD0
Beginning Balance	$220,631,671.39	$27,500,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	0.57%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	2/25/2025	2/25/2025
Accrual Period End	3/25/2025	3/25/2025
Daycount Fraction	0.07777778	0.07777778
Interest Rate*	5.03649%	5.96649%
Accrued Interest Factor	0.003917270	0.004640603
Current Interest Due	$864,273.83	$127,616.59
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$864,273.83	$127,616.59
Interest Paid	$864,273.83	$127,616.59
Interest Shortfall	-	-
Principal Paid	$739,254.06	-
Ending Principal Balance	$219,892,417.33	$27,500,000.00
Paydown Factor	0.001554688	0.000000000
Ending Balance Factor	0.462444621	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2025 - 02/28/2025, Distribution Date 03/25/2025

VIII.	2015-2 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$248,131,671.39
	Adjusted Pool Balance	$249,891,330.64
	Overcollateralization Amount	$2,498,913.31
	Principal Distribution Amount	$739,254.06
	Principal Distribution Amount Paid	$739,254.06

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,000,039.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,000,039.00
	Required Reserve Acct Balance	$1,000,039.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,000,039.00

C	Floor Income Rebate Account
	Beginning Period Balance	$114,988.70
	Deposits for the Period	$57,023.27
	Release to Collection Account	$(114,988.70)
	Ending Balance	$57,023.27

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2015-2 Monthly Servicing Report: Collection Period 02/01/2025 - 02/28/2025, Distribution Date 03/25/2025